Business Combination - Schedule of Supplemental and Unaudited Pro Forma Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Revenue	$ 118,254	$ 111,945	$ 110,583	$ 97,020
Net income (loss)	$ 2,261	$ (1,203)	$ (7,441)	$ (11,223)